As filed with the Securities and Exchange Commission on August 27, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Investment Company Act file number: 811-22770

NEUBERGER BERMAN MLP INCOME FUND INC.
(Exact Name of the Registrant as Specified in Charter)
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman MLP Income Fund Inc.
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Date of fiscal year end: November 30
Date of reporting period: July 1, 2013 to June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31, of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended, June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained on Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden of the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

Neuberger Berman MLP Income Fund Inc.

07/01/2013 - 06/30/2014

Cedar Fair, L.P.
	Ticker	Security ID:	Meeting Date		Meeting Status
	FUN	CUSIP 150185106	06/04/2014		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Management Rec	Vote Cast	For/Agnst Management
	1.1	Elect Gina D. France	Management	For	For	For
	1.2	Elect Matthew A. Ouimet	Management	For	For	For
	1.3	Elect Tom Klein	Management	For	For	For
	2	Ratification of Auditor	Management	For	For	For
	3	Advisory Vote on Executive Compensation	Management	For	For	For

Crestwood Midstream Partners LP
	Ticker	Security ID:	Meeting Date		Meeting Status
	CMLP	CUSIP 226372100	10/04/2013		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Management Rec	Vote Cast	For/Agnst Management
	1	Merger	Management	For	For	For
	2	Right to Adjourn Meeting	Management	For	For	For
	3	Advisory Vote on Golden Parachutes	Management	For	For	For

Enterprise Products Partners LP
	Ticker	Security ID:	Meeting Date		Meeting Status
	EPD	CUSIP 293792107	09/30/2013		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Management Rec	Vote Cast	For/Agnst Management
	1	Amendment to the Long Term Incentive Plan	Management	For	Against	Against
	2	Amendment to the Unit Purchase Plan	Management	For	For	For

NRG Yield, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	NYLD	CUSIP 62942X108	05/06/2014		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Management Rec	Vote Cast	For/Agnst Management
	1.1	Elect David Crane	Management	For	For	For
	1.2	Elect John F. Chlebowski, Jr.	Management	For	For	For
	1.3	Elect Kirkland B. Andrews	Management	For	For	For
	1.4	Elect Brian R. Ford	Management	For	For	For
	1.5	Elect Mauricio Gutierrez	Management	For	For	For
	1.6	Elect Ferrell P. McClean	Management	For	For	For
	1.7	Elect Christopher S. Sotos	Management	For	For	For
	2	Ratification of Auditor	Management	For	For	For

NuStar GP Holdings, LLC
	Ticker	Security ID:	Meeting Date		Meeting Status
	NSH	CUSIP 67059L102	04/23/2014		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Management Rec	Vote Cast	For/Agnst Management
	1.1	Elect Bradley C. Barron	Management	For	For	For
	1.2	Elect William B. Burnett	Management	For	For	For
	2	Ratification of Auditor	Management	For	For	For
	3	Advisory Vote on Executive Compensation	Management	For	For	For

ONEOK, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	OKE	CUSIP 682680103	05/21/2014		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Management Rec	Vote Cast	For/Agnst Management
	1	Elect James C. Day	Management	For	For	For
	2	Elect Julie H. Edwards	Management	For	For	For
	3	Elect William L. Ford	Management	For	For	For
	4	Elect John W. Gibson	Management	For	For	For
	5	Elect Bert H. Mackie	Management	For	For	For
	6	Elect Steven J. Malcolm	Management	For	For	For
	7	Elect Jim W. Mogg	Management	For	For	For
	8	Elect Pattye L. Moore	Management	For	For	For
	9	Elect Gary D. Parker	Management	For	For	For
	10	Elect Eduardo A. Rodriguez	Management	For	For	For
	11	Elect Terry K. Spencer	Management	For	For	For
	12	Ratification of Auditor	Management	For	For	For
	13	Advisory Vote on Executive Compensation	Management	For	For	For
	14	Shareholder Proposal Regarding Methane Emissions Reporting and Reduction Targets	Shareholder	Against	Against	For

PAA Natural Gas Storage L.P.
	Ticker	Security ID:	Meeting Date		Meeting Status
	PNG	CUSIP 693139107	12/31/2013		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Management Rec	Vote Cast	For/Agnst Management
	1	Merger	Management	For	For	For
	2	Right to Adjourn Meeting	Management	For	For	For

PVR Partners, L.P.
	Ticker	Security ID:	Meeting Date		Meeting Status
	PVR	CUSIP 693665101	03/20/2014		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Management Rec	Vote Cast	For/Agnst Management
	1	Acquisition by Regency Energy Partners	Management	For	For	For
	2	Right to Adjourn Meeting	Management	For	For	For
	3	Advisory Vote on Golden Parachutes	Management	For	For	For

Spectra Energy Corp.
	Ticker	Security ID:	Meeting Date		Meeting Status
	SE	CUSIP 847560109	04/15/2014		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Management Rec	Vote Cast	For/Agnst Management
	1	Elect Gregory L. Ebel	Management	For	For	For
	2	Elect Austin A. Adams	Management	For	For	For
	3	Elect Joseph Alvarado	Management	For	For	For
	4	Elect Pamela L. Carter	Management	For	For	For
	5	Elect Clarence P. Cazalot, Jr.	Management	For	For	For
	6	Elect F. Anthony Comper	Management	For	For	For
	7	Elect Peter B. Hamilton	Management	For	For	For
	8	Elect Michael McShane	Management	For	For	For
	9	Elect Michael G. Morris	Management	For	For	For
	10	Elect Michael E.J. Phelps	Management	For	For	For
	11	Ratification of Auditor	Management	For	For	For
	12	Advisory Vote on Executive Compensation	Management	For	For	For
	13	Shareholder Proposal Regarding Political Contributions and Expenditures Report	Shareholder	Against	Against	For
	14	Shareholder Proposal Regarding Methane Emissions Reduction Targets	Shareholder	Against	Against	For

Teekay Corporation
	Ticker	Security ID:	Meeting Date		Meeting Status
	TK	CUSIP Y8564W103	06/11/2014		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Management Rec	Vote Cast	For/Agnst Management
	1.1	Elect Thomas Kuo-Yuen Hsu	Management	For	For	For
	1.2	Elect Axel Karlshoej	Management	For	For	For
	1.3	Elect Bjorn Moller	Management	For	For	For
	1.4	Elect Peter Evensen	Management	For	For	For

Williams Companies, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	WMB	CUSIP 969457100	05/22/2014		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Management Rec	Vote Cast	For/Agnst Management
	1	Elect Alan S. Armstrong	Management	For	For	For
	2	Elect Joseph R. Cleveland	Management	For	For	For
	3	Elect Kathleen B. Cooper	Management	For	For	For
	4	Elect John A. Hagg	Management	For	For	For
	5	Elect Juanita H. Hinshaw	Management	For	For	For
	6	Elect Ralph Izzo	Management	For	For	For
	7	Elect Frank T. MacInnis	Management	For	For	For
	8	Elect Eric W. Mandelblatt	Management	For	For	For
	9	Elect Steven Nance	Management	For	For	For
	10	Elect Murray D. Smith	Management	For	For	For
	11	Elect Janice D. Stoney	Management	For	For	For
	12	Elect Laura A. Sugg	Management	For	For	For
	13	Amendment to the 2007 Incentive Plan	Management	For	For	For
	14	Amendment to the Employee Stock Purchase Plan	Management	For	For	For
	15	Ratification of Auditor	Management	For	For	For
	16	Advisory Vote on Executive Compensation	Management	For	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman MLP Income Fund Inc.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: August 27, 2014